Fair Value Measurements (Details) (Recurring, USD $) In Thousands, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Financial assets
Derivatives	$ 657	$ 4,831
Financial liabilities
Total	(4,183)	1,148
Deferred compensation plan
Financial liabilities
Other long-term liabilities	(14,105)	(18,831)
Deferred compensation plan investment in Sprouts
Financial assets
Other assets	5,893	11,919
Cash and cash equivalents that fund supplemental executive retirement plan and deferred compensation plan
Financial assets
Other assets	739	739
Assets that fund supplemental executive retirement plan
Financial assets
Other assets	2,633	2,490
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial liabilities
Total	3,372	3,229
Quoted Prices in Active Markets for Identical Assets (Level 1) | Deferred compensation plan
Financial liabilities
Other long-term liabilities	(5,893)
Quoted Prices in Active Markets for Identical Assets (Level 1) | Deferred compensation plan investment in Sprouts
Financial assets
Other assets	5,893
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents that fund supplemental executive retirement plan and deferred compensation plan
Financial assets
Other assets	739	739
Quoted Prices in Active Markets for Identical Assets (Level 1) | Assets that fund supplemental executive retirement plan
Financial assets
Other assets	2,633	2,490
Significant Other Observable Inputs (Level 2)
Financial assets
Derivatives	657	4,831
Financial liabilities
Total	(7,555)	(2,081)
Significant Other Observable Inputs (Level 2) | Deferred compensation plan
Financial liabilities
Other long-term liabilities	(8,212)	(18,831)
Significant Other Observable Inputs (Level 2) | Deferred compensation plan investment in Sprouts
Financial assets
Other assets		$ 11,919